Provisions for employee benefits (Tables)	6 Months Ended
Jun. 30, 2026
Provisions for employee benefits.
Schedule of provision balances for employee benefits

	June 30,	December 31,
	2026	2025
	(Unaudited)
Post-employment benefits
Health	9,238	9,004
Pension	1,727	1,980
Education	429	433
Bonds	269	285
Other plans	176	166
Termination benefits - Voluntary retirement plan	750	828
	12,589	12,696
Social benefits and salaries	896	1,219
Other employee benefits	11	38
	13,496	13,953
Current	3,054	3,481
Non-current	10,442	10,472
	13,496	13,953

Schedule of fair value of plan assets

	Level 1		Level 2 (1)		Total
	June	December	June	December	June	December
	2026	2025	2026	2025	2026	2025
Other foreign currency denominated securities	2,993	3,042	—	4	2,993	3,046
Bonds issued by the national government	2,591	1,981	651	1,109	3,242	3,090
Securities denominated in local currency	334	330	3,012	2,912	3,346	3,242
Variable yield bonds	223	223	—	—	223	223
Bonds issued by private entities	14	14	1,670	1,691	1,684	1,705
Other public bonds	—	—	—	—	—	—
Others	—	—	284	224	284	224
	6,155	5,590	5,617	5,940	11,772	11,530
(1)	The valuation techniques and inputs used in the fair value measurement of level 2 instruments consist in income approach (discounted cash flows) using the cash flows of the instruments, yield curves and credit spreads based on credit ratings.